Note 3 - Transactions With Related Parties (Details)			3 Months Ended	12 Months Ended
	May 06, 2025 USD ($) shares	Apr. 17, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Voyage Revenue			$ 0	$ 597,223,000	$ 0
Management and Agency Fees, Related Parties				19,638,000	0	$ 0
Proceeds from Contributions from Affiliates				230,565,000	0	0
Investment Income, Interest				$ 3,136,000	$ 6,000	$ 0
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member]
Management Fee Per Day, Per Vessel	$ 1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter	$ 510
Management Fee Per Day, Period Following Sale (Month)	3 months
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%			1.25%
Quarterly Fee to Related Parties	$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	60,509
Agreement, Termination , Advance Notice Period (Month)	12 months
Agreement, Subsequent Term for Termination (Year)	1 year
Agreement, Termination Fee, Minimum	$ 10,000
Agreement, Term for Termination (Month)	12 months
Agreement, Termination Fee, Factor of Aggregate Fees	2
Management Fees, Related Parties				$ 8,929,000
Amounts Paid to Third Party Managers				2,071,000
Voyage Expenses, Related Parties				1,648,000
Officers Compensation Charged, Period End				1,744,000
Fair Value of Shares Issued to Manager				$ 2,125,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares				158,254
Working Capital Security				$ 1,600,000
Working Capital Security, Noncurrent				850,000
Working Capital Security, Current				750,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member] | Maximum [Member]
Working Capital Security Per Vessel				50,000
Costamare Shipping Company S.A. ("Costamare Shipping") [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable				$ 1,226,000
Costamare Shipping Services Ltd. ("Costamare Services") [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares				158,254
Costamare Shipping Services Ltd. ("Costamare Services") [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable				$ 129,000
Local Agency A, Local Agency B, Local Agency C, and Local Agency D [Member] | Agency Agreements [Member]
Markup for Costs				11.00%
Management and Agency Fees, Related Parties				$ 9,170,000
Costamare Bulkers Services Pte. Ltd. ("Local Agency C") [Member] | Agency Agreements [Member]
Voyage Expenses, Related Parties				5,938,000
Voyage Revenue				157,290,000
Accounts Receivable, after Allowance for Credit Loss				4,444,000
Costamare Bulkers Services Pte. Ltd. ("Local Agency C") [Member] | Agency Agreements [Member] | Chartering-in Vessels Activity [Member]
Accounts Receivable, after Allowance for Credit Loss				3,540,000
Local Agencies A, B and D [Member] | Agency Agreements [Member]
Accounts Payable				1,498,000
Navilands Bulker Management Ltd., ('Navilands') and Navilands (Shanghai) Bulkers Management Ltd. ('Navilands (Shanghai)') [Member] | Asset Management Arrangement [Member]
Management Fees, Related Parties				1,539,000
Navilands Bulker Management Ltd., (''Navilands'') [Member] | Asset Management Arrangement [Member]
Working Capital Security				1,050,000
Accounts Receivable, after Allowance for Credit Loss				$ 2,292,000
Neptune Maritime Leasing Limited ("NML") [Member] | Acquisition by Third Parties [Member]
Sale Leaseback Transaction, Lease Term (Year)				5 years
Number of Handysize Bulkers Sold				4
Certain of the Costamare's subsidiaries, Costamare, CMDB and CBSI [Member] | Loan Agreements [Member]
Number of Loan Agreements					4
Costamare Inc. [Member]
Proceeds from Contributions from Affiliates		$ 100,000,000
Costamare Inc. [Member] | Loan Agreements [Member]
Accounts Payable				$ 0	$ 2,100,000
Proceeds from Contributions from Affiliates					2,100,000
Investment Income, Interest					$ 6,000